Property and Equipment, Net (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property and Equipment, Net (Textual)
Depreciation expense	¥ 1,122	¥ 604